Amount Due to Related Party	6 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Amount Due to Related Party

NOTE 5 – AMOUNT DUE TO RELATED PARTY

As of June 30, 2017, Mr. Vialdyslav Beinars, a director of the Company advanced $20,600 to the Company, who ceased to be a director on in November 2017 and Mr. Zhihua Wu was appointed as director.

As of December 31, 2018 and 2017, and June 30, 2018, Mr. Zihua Wu, a director of the Company advanced $32,440, $2,500, and $22,547, respectively to the Company.

These balances are unsecured, interest-free with no fixed repayment term, for working capital purpose. Imputed interest is considered insignificant.